PROFILE SHEET JULY 2026 875 Third Avenue, 22 nd Floor, New York, New York 10022 2500 Sand Hill Road, Suite 100, Menlo Park, California 94025  212.201.2500  AetosClientRelations@aetos.com AETOS AT - A - GLANCE Founded 2001 Leadership Anne Casscells Co - President & Chief Investment Officer Michael Klein Co - President & Chief Risk Officer Locations New York, New York Menlo Park, California FUND HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers 2 : 5 # of Sub - Strategies: 2 Beta to Market Indices 1,3 US Aggregate Bond Index: 0.03 MSCI ACWI: 0.15 Geography Global AETOS FUND INFORMATION Aetos SEC - Registered 1940 Act Commingled Hedge Fund of Funds ▪ Long/Short Strategies Fund ▪ Multi - Strategy Arbitrage Fund ▪ Distressed Investment Strategies Fund FIRM OVERVIEW Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients . Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients . Hedge fund solutions are offered primarily through 1 ) customized separate accounts and 2 ) commingled fund portfolios invested in strategy - specific Aetos 1940 Act SEC - registered funds . FUND OVERVIEW The Aetos Distressed Investment Strategies Fund is an SEC - registered 1940 Act Commingled Hedge Fund of Funds . The Fund allocates its assets among a select group of managers across a variety of distressed investment strategies designed to produce an attractive risk - adjusted return, largely independent of the benchmarks associated with traditional asset classes . The Fund is intended to be a vehicle by which investors can access a portfolio of high - quality distressed investment strategies, constructed and monitored using disciplined processes . HISTORICAL PERFORMANCE (since inception) 1 $3,800 $3,300 $2,800 $2,300 $1,800 $1,300 $800 Aetos Distressed Investment Strategies Fund HFRI Fund of Funds Composite Index PERFORMANCE AND STATISTICS (since inception through July 31, 2026) 1 Inception 10 Year 5 Year 3 Year 1 Year Annualized Returns 5.25% 2.49% 0.46% 1.50% 1.66% Fund 4.35% 5.63% 5.59% 9.60% 13.43% HFRI FOF: Composite Index 3.28% 1.35% - 0.40% 3.73% 2.71% US Aggregate Bond Index 9.52% 12.32% 10.85% 18.30% 22.11% MSCI ACWI Inception 10 Year 5 Year 3 Year - Volatility (Standard Deviation) 4.11% 4.33% 3.07% 2.60% - Fund 5.08% 5.13% 4.39% 4.34% - HFRI FOF: Composite Index 4.21% 5.07% 6.38% 5.63% - US Aggregate Bond Index 15.38% 14.71% 15.07% 12.63% - MSCI ACWI Inception 10 Year 5 Year 3 Year - Sharpe Ratios 0.87 0.03 - 1.04 - 1.13 - Fund 0.52 0.64 0.45 1.19 - HFRI FOF: Composite Index 0.38 - 0.20 - 0.63 - 0.13 - US Aggregate Bond Index 0.51 0.68 0.48 1.10 - MSCI ACWI Aetos Distressed Investment Strategies Fund 1 Data as of July 31 , 2026 . The Aetos Distressed Investment Strategies Fund (the “Fund”) is an SEC - registered 1940 Act closed - end fund that is a component of Aetos’ commingled diversified absolute return investment asset allocation models . This information is being provided to prospective investors that have expressed an interest in seeing the investment performance of one or more of the individual Aetos Funds in the models . The Fund returns do not represent the returns of the models as a whole or of any specific client account . The performance figures shown are net of assumed investment advisory and performance fees of 0 . 75 % of assets annually and 5 % of profits above the three - month Treasury bill return, respectively, subject to a high - water mark . Certain clients investing in accordance with the model may have a different fee arrangement . To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly . The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change . The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser . Returns would have been lower without such waivers and reimbursements . Past performance does not guarantee future results . Investing in hedge funds involves substantial risks, including the risk of loss of invested capital . Please see Notes and Disclosures section for important additional information . 2 Reflects number of managers in the Aetos Distressed Investment Strategies Fund as of August 1 , 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms . In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e . g . , due to side pockets, etc . ), only those funds with balances that represent material allocations in the portfolio are included . 3 Reflects beta since the Aetos Distressed Investment Strategies Fund’s inception of September 1 , 2002 through July 31 , 2026 .

JULY 2026 | PROFILE SHEET | 2 1 Refer to footnote 1 on previous page. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 2.26% - - - - - - 0.74% 0.52% 0.06% 1.53% 0.22% 0.68% - 0.02% 2026 - 2.41% - 1.83% - 0.47% 0.86% 0.20% 0.69% 1.09% 0.25% 0.37% - 0.60% - 1.84% - 0.74% - 0.34% 2025 3.88% 0.20% 1.23% 0.15% 0.42% - 0.10% 0.13% - 0.01% 0.73% 0.08% 0.00% 0.30% 0.69% 2024 1.49% 1.32% 0.80% - 0.68% - 0.56% - 0.02% 0.46% 0.33% 0.64% 0.20% - 2.38% - 0.16% 1.59% 2023 - 3.28% 0.32% 0.27% - 0.80% - 0.36% 1.51% - 1.76% - 2.08% - 1.58% 0.34% 1.56% - 0.08% - 0.60% 2022 12.33% 0.21% - 0.53% - 0.15% 0.66% 0.37% - 0.17% 1.19% 3.40% 1.61% 1.44% 1.78% 1.94% 2021 1.99% 1.43% 3.21% 0.05% 0.30% 0.02% 0.82% 1.95% 0.94% 1.98% - 8.97% - 0.06% 0.85% 2020 0.74% 0.37% - 0.47% - 0.45% - 0.08% - 0.92% - 0.09% 0.26% - 0.33% 1.32% - 0.17% 1.15% 0.17% 2019 0.27% - 1.25% - 0.87% - 0.87% 0.03% 0.63% 0.33% 0.46% 0.48% 0.22% 0.22% 0.09% 0.84% 2018 3.96% 0.84% 0.06% 0.16% 0.33% 0.31% - 0.06% 0.10% - 0.07% 0.21% - 0.23% 0.78% 1.48% 2017 7.60% 1.00% 0.55% 0.88% 0.86% 1.05% 1.19% 0.19% 0.46% 2.42% 0.91% - 0.83% - 1.30% 2016 - 3.41% - 1.28% - 0.34% - 0.26% - 1.30% - 1.22% - 0.22% - 0.74% 0.47% 0.82% 0.10% 0.88% - 0.33% 2015 3.97% - 0.19% 0.03% - 0.89% - 0.69% - 0.16% 0.00% 1.68% 0.82% 0.34% 0.53% 1.82% 0.66% 2014 12.36% 0.72% 1.33% 1.37% 0.63% 0.20% 0.89% - 0.85% 2.05% 1.54% 1.35% 0.66% 1.87% 2013 12.24% 1.56% 0.62% 0.81% 1.67% 1.10% 1.19% 0.55% - 0.51% 0.93% 0.99% 1.12% 1.59% 2012 - 3.03% - 0.07% - 0.70% 0.58% - 2.73% - 2.43% - 0.12% - 0.81% 0.12% 0.81% - 0.01% 1.23% 1.17% 2011 10.28% 1.30% 0.36% 1.28% 1.11% 0.53% 0.56% - 0.44% - 1.74% 1.54% 2.34% 0.76% 2.31% 2010 19.27% 1.92% 1.74% 1.91% 2.13% 2.40% 2.35% 2.11% 2.46% 0.89% - 0.34% - 0.43% 0.67% 2009 - 10.76% - 1.01% - 2.42% - 3.16% - 2.23% - 0.57% - 0.70% - 0.48% 0.06% 0.52% - 0.65% 0.72% - 1.33% 2008 7.40% 0.20% - 0.74% 1.09% 1.31% - 1.32% - 0.50% 0.02% 1.62% 1.74% 0.98% 1.17% 1.66% 2007 12.28% 1.37% 1.59% 1.98% 0.52% 0.69% 0.50% 0.03% 0.65% 0.76% 1.26% 0.60% 1.71% 2006 6.82% 0.94% 0.62% - 0.02% 0.45% 0.93% 1.53% 0.71% 0.23% - 0.45% - 0.29% 1.46% 0.52% 2005 12.15% 1.66% 2.17% 0.81% 0.81% 0.55% 0.38% 1.08% 0.29% 0.18% 0.33% 0.63% 2.67% 2004 20.14% 2.00% 1.28% 2.00% 2.34% 0.75% 0.02% 2.42% 1.64% 2.72% 0.74% 0.73% 1.89% 2003 3.19% 1.31% 2.05% - 0.28% 0.08% - - - - - - - - 2002 GEOGRAPHIC EXPOSURE (as of June 30, 2026) 2 SUB - STRATEGY ALLOCATIONS ( as of August 1, 2026) 2 AETOS DISTRESSED INVESTMENT STRATEGIES FUND HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 North America 62% Europe 25% Japan/Asia 2% Emerging/ Other 11% 22.8% 77.2% Distressed Long Bias Distressed Variable Bias HISTORICAL EXPOSURES (quarterly over past 5 years) 140% 120% 100% 80% 60% 40% 20% 0% Long Short Net

PROFILE SHEET JULY 2026 875 Third Avenue, 22 nd Floor, New York, New York 10022 2500 Sand Hill Road, Suite 100, Menlo Park, California 94025  212.201.2500  AetosClientRelations@aetos.com AETOS AT - A - GLANCE Founded 2001 Leadership Anne Casscells Co - President & Chief Investment Officer Michael Klein Co - President & Chief Risk Officer Locations New York, New York Menlo Park, California PORTFOLIO HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers 2 : 28 # of Strategies: 6 Beta to Market Indices 1,3 US Aggregate Bond Index: 0.14 MSCI ACWI: 0.22 Geography Global AETOS FUND INFORMATION Aetos SEC - Registered 1940 Act Commingled Hedge Fund of Funds ▪ Long/Short Strategies Fund ▪ Multi - Strategy Arbitrage Fund ▪ Distressed Investment Strategies Fund HISTORICAL PERFORMANCE (since inception) 1 $3,800 $3,300 $2,800 $2,300 $1,800 $1,300 $800 Aetos Growth Portfolio HFRI Fund of Funds Composite Index PERFORMANCE AND STATISTICS (since inception through July 31, 2026) 1 Inception 10 Year 5 Year 3 Year 1 Year Annualized Returns 5.09% 5.71% 5.82% 7.97% 6.80% Portfolio 4.35% 5.63% 5.59% 9.60% 13.43% HFRI FOF: Composite Index 3.28% 1.35% - 0.40% 3.73% 2.71% US Aggregate Bond Index 9.52% 12.32% 10.85% 18.30% 22.11% MSCI ACWI Inception 10 Year 5 Year 3 Year - Volatility (Standard Deviation) 4.36% 4.65% 3.42% 3.20% - Portfolio 5.08% 5.13% 4.39% 4.34% - HFRI FOF: Composite Index 4.21% 5.07% 6.38% 5.63% - US Aggregate Bond Index 15.38% 14.71% 15.07% 12.63% - MSCI ACWI Inception 10 Year 5 Year 3 Year - Sharpe Ratios 0.78 0.72 0.64 1.10 - Portfolio 0.52 0.64 0.45 1.19 - HFRI FOF: Composite Index 0.38 - 0.20 - 0.63 - 0.13 - US Aggregate Bond Index 0.51 0.68 0.48 1.10 - MSCI ACWI Aetos Growth Portfolio 1 Data as of July 31 , 2026 . The Aetos Growth Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program . The Portfolio consists of investments in the Aetos Funds — including the Aetos Long/Short Strategies Fund, Aetos Multi - Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and each of the Aetos Capital Market Neutral Strategies Fund and Aetos Capital Opportunities Fund when included in the Portfolio) — weighted in accordance with allocations determined by Aetos and in effect during the periods shown . The Portfolio returns are of the model only and do not represent the returns of any specific client account . An actual client investing in accordance with the Aetos Growth Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client’s allocations to the Aetos Funds away from those of the Portfolio . In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio . Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision . The performance figures shown are net of assumed investment advisory and performance fees of 0 . 75 % of assets annually and 5 % of profits above the three - month Treasury bill return, respectively, subject to a high - water mark . Certain clients investing in accordance with the model may have a different fee arrangement . To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly . The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change . The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser . Returns would have been lower without such waivers and reimbursements . Past performance does not guarantee future results . Investing in hedge funds involves substantial risks, including the risk of loss of invested capital . Please see Notes and Disclosures section for important additional information . 2 Reflects number of managers in the Aetos Growth Portfolio as of August 1 , 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms . In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e . g . , due to side pockets, etc . ), only those funds with balances that represent material allocations in the portfolio are included . 3 Reflects beta since the Aetos Growth Portfolio’s inception of September 1 , 2002 through July 31 , 2026 . FIRM OVERVIEW Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients . Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients . Hedge fund solutions are offered primarily through 1 ) customized separate accounts and 2 ) commingled fund portfolios invested in strategy - specific Aetos 1940 Act SEC - registered funds . PORTFOLIO OVERVIEW The Aetos Growth Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy - specific Aetos SEC - registered 1940 Act Commingled Hedge Funds of Funds : 1 ) Aetos Long/Short Strategies Fund, 2 ) Aetos Multi - Strategy Arbitrage Fund and 3 ) Aetos Distressed Investment Strategies Fund . The Portfolio is designed to provide institutional investors with attractive risk - adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy .

JULY 2026 | PROFILE SHEET | 4 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Growth Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 3.21% - - - - - - 0.31% 0.79% 1.54% 2.89% - 2.09% - 0.01% 0.43% 2026 8.37% 1.25% 0.39% 0.70% 0.34% 0.76% 0.62% 0.99% 1.70% 0.04% - 1.07% 0.39% 1.99% 2025 9.26% - 0.12% 1.70% 0.17% - 0.10% 0.95% 0.99% 0.41% 1.07% - 0.05% 1.21% 1.23% 1.45% 2024 7.99% 1.21% 1.81% - 0.26% - 0.32% 0.54% 0.51% 0.96% 0.36% 1.00% - 0.12% 0.17% 1.86% 2023 - 0.83% 0.84% 1.34% 1.12% - 1.57% 0.48% 1.46% - 2.02% - 0.73% - 0.31% 0.30% - 0.59% - 1.07% 2022 6.38% 1.12% - 1.65% 0.90% 0.32% 0.74% 0.11% 0.01% 0.61% 2.01% 1.23% 2.86% - 1.97% 2021 6.75% 2.60% 3.67% - 0.23% 0.05% 1.93% 1.55% 1.35% 1.83% 3.92% - 8.38% - 1.49% 0.34% 2020 8.97% 0.92% 1.24% 0.76% - 0.59% - 0.27% 0.71% 1.14% - 0.76% 1.52% 0.61% 1.17% 2.23% 2019 - 1.87% - 1.28% - 0.65% - 2.27% 0.25% 0.25% 0.70% 0.07% 0.85% 0.19% - 0.44% - 0.75% 1.25% 2018 7.19% 0.42% 0.00% 0.61% 0.30% 0.47% 0.64% 0.17% 0.91% 0.68% 0.57% 0.67% 1.53% 2017 2.02% 0.78% 0.05% 0.09% 0.73% 0.65% 1.41% - 0.79% 1.75% 0.76% 0.56% - 1.37% - 2.54% 2016 0.35% - 0.22% 0.00% 1.24% - 1.50% - 1.18% 0.63% - 0.99% 1.07% 0.08% 0.33% 1.23% - 0.30% 2015 4.75% 0.49% 0.92% 0.02% 0.33% 0.53% - 0.66% 0.91% 1.26% - 0.60% - 0.35% 1.83% 0.01% 2014 11.11% 0.85% 1.25% 1.22% 1.03% - 0.22% 0.88% - 0.31% 1.06% 0.77% 1.47% 0.71% 1.89% 2013 7.33% 0.65% 0.55% 0.09% 0.72% 0.64% 0.88% 0.35% - 0.82% 0.32% 0.77% 1.26% 1.70% 2012 - 2.22% - 0.12% - 0.58% 1.68% - 2.18% - 2.50% - 0.06% - 0.62% - 0.21% 1.13% - 0.06% 0.74% 0.62% 2011 6.61% 1.46% 0.07% 1.16% 1.91% 0.24% 1.04% - 0.75% - 2.32% 0.92% 1.93% 0.67% 0.17% 2010 12.25% 0.75% 1.75% 0.28% 2.06% 1.41% 1.97% 1.17% 2.88% - 0.58% - 0.31% - 0.27% 0.58% 2009 - 14.65% - 0.83% - 1.95% - 4.24% - 6.95% - 0.42% - 0.80% - 0.27% 1.86% 0.64% - 1.47% 1.33% - 2.30% 2008 8.35% 0.66% - 0.07% 1.60% 1.02% - 1.48% - 0.70% 0.46% 1.75% 1.53% 1.24% 0.46% 1.64% 2007 9.16% 1.22% 1.46% 0.88% 0.19% 0.60% 0.41% 0.22% - 0.67% 0.96% 1.19% 0.33% 2.01% 2006 7.05% 1.39% 0.64% - 0.89% 0.87% 0.64% 1.07% 0.82% 0.77% - 0.47% 0.28% 1.41% 0.33% 2005 5.73% 0.99% 1.66% 0.56% 0.72% - 0.03% - 0.15% 0.40% - 0.14% - 0.95% - 0.09% 0.76% 1.90% 2004 11.25% 1.06% 1.06% 1.39% 0.82% 0.81% 0.24% 1.38% 1.83% 1.72% 0.13% - 0.03% 0.31% 2003 1.15% 1.12% 0.42% 0.19% - 0.57% - - - - - - - - 2002 STRATEGY ALLOCATIONS (as of August 1, 2026) 3 AETOS FUND ALLOCATIONS ( as of August 1, 2026) 2 AETOS GROWTH PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 50% 40% 10% Aetos Long/Short Strategies Fund Aetos Multi - Strategy Arbitrage Fund Aetos Distressed Investment Strategies Fund GEOGRAPHIC EXPOSURE (as of June 30, 2026) 3 HISTORICAL EXPOSURES (quarterly over past 5 years) North America 71% Europe 15% Japan/Asia 6% Emerging/ Other 7% 10.0% 5.9% 10.0% 24.2% 6.6% 43.4% Distressed Credit / Convertible Arbitrage Fixed Income Arbitrage Event Driven Directional Equity Equity Hedged 50% 0% 100% 150% 200% 250% Long Short Net

PROFILE SHEET JULY 2026

Aetos Prime Portfolio

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Prime Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,800
$2,300
$1,800
$1,300
$800
Apr-07
Apr-08
Apr-09
Apr-10
Apr-11
Apr-12
Apr-13
Apr-14
Apr-15
Apr-16
Apr-17
Apr-18
Apr-19
Apr-20
Apr-21
Apr-22
Apr-23
Apr-24
Apr-25
Apr-26
Aetos Prime Portfolio
HFRI Fund of Funds Composite Index

PERFORMANCE AND STATISTICS *(since inception through July 31, 2026)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	**6.64%**	**8.06%**	**5.89%**	**5.78%**	**4.40%**
HFRI FOF: Composite Index	13.43%	9.60%	5.59%	5.63%	3.32%
US Aggregate Bond Index	2.71%	3.73%	-0.40%	1.35%	3.02%
MSCI ACWI	22.11%	18.30%	10.85%	12.32%	7.88%
Volatility (Standard Deviation)	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	**-**	**3.58%**	**3.70%**	**4.94%**	**4.87%**
HFRI FOF: Composite Index	-	4.34%	4.39%	5.13%	5.35%
US Aggregate Bond Index	-	5.63%	6.38%	5.07%	4.31%
MSCI ACWI	-	12.63%	15.07%	14.71%	16.15%
Sharpe Ratios	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	**-**	**1.01**	**0.61**	**0.69**	**0.60**
HFRI FOF: Composite Index	-	1.19	0.45	0.64	0.34
US Aggregate Bond Index	-	-0.13	-0.63	-0.20	0.36
MSCI ACWI	-	1.10	0.48	0.68	0.40

AETOS AT-A-GLANCE

Founded
2001

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
April 1, 2007

Diversification
# of Managers[2]: 28
# of Strategies: 6

Beta to Market Indices[1,3]
US Aggregate Bond Index: 0.16
MSCI ACWI: 0.23

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

[1] *Data as of July 31, 2026. The Aetos Prime Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since April 2007 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds—including the Aetos Long/Short Strategies Fund, Aetos Multi-Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and the Aetos Capital Opportunities Fund when included in the Portfolio)—weighted in accordance with allocations determined by Aetos and in effect during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. An actual client investing in accordance with the Aetos Prime Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client's allocations to the Aetos Funds away from those of the Portfolio. In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio. Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision. The performance figures shown are net of assumed investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Investing in hedge funds involves substantial risks, including the risk of loss of invested capital. Please see Notes and Disclosures section for important additional information.*

[2] *Reflects number of managers in the Aetos Prime Portfolio as of August 1, 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms. In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e.g., due to side pockets, etc.), only those funds with balances that represent material allocations in the portfolio are included.*

[3] *Reflects beta since the Aetos Prime Portfolio's inception of April 1, 2007 through July 31, 2026.*

AETOS
875 Third Avenue, 22nd Floor, New York, New York 10022
2500 Sand Hill Road, Suite 100, Menlo Park, California 94025
☎ 212.201.2500
✉ AetosClientRelations@aetos.com

JULY 2026 | PROFILE SHEET | 6 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Prime Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. AETOS PRIME PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 3.02% - - - - - - 0.45% 0.80% 1.71% 3.16% - 2.50% - 0.02% 0.39% 2026 8.56% 1.45% 0.37% 0.61% 0.25% 0.80% 0.50% 1.00% 1.89% 0.10% - 1.20% 0.38% 2.14% 2025 9.36% - 0.16% 1.87% 0.05% - 0.24% 0.96% 1.00% 0.39% 1.13% - 0.12% 1.30% 1.32% 1.51% 2024 8.46% 1.22% 1.91% - 0.21% - 0.37% 0.62% 0.44% 0.99% 0.41% 1.13% 0.06% 0.19% 1.80% 2023 - 1.10% 0.71% 1.43% 1.25% - 1.68% 0.39% 1.53% - 2.05% - 0.69% - 0.38% 0.30% - 0.61% - 1.21% 2022 6.58% 1.33% - 1.79% 0.99% 0.25% 0.73% 0.29% - 0.07% 0.63% 2.19% 1.31% 3.25% - 2.57% 2021 6.88% 2.60% 3.89% - 0.30% 0.02% 1.99% 1.68% 1.12% 1.89% 4.23% - 8.39% - 1.64% 0.20% 2020 9.79% 0.89% 1.39% 0.91% - 0.73% - 0.31% 0.73% 1.26% - 0.86% 1.65% 0.65% 1.27% 2.58% 2019 - 2.37% - 1.40% - 0.67% - 2.57% 0.17% 0.30% 0.71% - 0.04% 1.01% 0.14% - 0.37% - 0.93% 1.32% 2018 7.35% 0.39% 0.00% 0.61% 0.30% 0.52% 0.68% 0.13% 0.99% 0.66% 0.62% 0.64% 1.61% 2017 1.42% 0.73% 0.01% - 0.06% 0.77% 0.57% 1.52% - 0.83% 2.01% 0.64% 0.55% - 1.64% - 2.75% 2016 0.91% - 0.18% 0.08% 1.48% - 1.55% - 1.21% 0.86% - 1.00% 1.19% - 0.06% 0.30% 1.37% - 0.33% 2015 5.43% 0.60% 1.07% 0.26% 0.48% 0.68% - 0.71% 0.96% 1.43% - 0.82% - 0.52% 2.02% - 0.11% 2014 11.58% 0.92% 1.40% 1.26% 1.14% - 0.30% 0.92% - 0.19% 1.04% 0.68% 1.56% 0.70% 1.90% 2013 6.83% 0.50% 0.50% - 0.05% 0.73% 0.59% 0.92% 0.37% - 0.88% 0.35% 0.75% 1.21% 1.67% 2012 - 2.38% - 0.18% - 0.50% 1.84% - 2.25% - 2.59% 0.02% - 0.63% - 0.22% 1.20% - 0.18% 0.67% 0.48% 2011 6.10% 1.62% 0.08% 1.16% 2.05% 0.12% 1.07% - 0.87% - 2.39% 0.80% 1.84% 0.72% - 0.17% 2010 10.85% 0.58% 1.83% 0.12% 1.91% 1.28% 1.86% 0.91% 2.80% - 0.83% - 0.36% - 0.31% 0.62% 2009 - 13.79% - 0.72% - 1.60% - 3.73% - 7.01% - 0.37% - 0.93% - 0.15% 1.93% 0.69% - 1.53% 1.35% - 2.35% 2008 5.03% 0.61% - 0.10% 1.70% 1.12% - 1.50% - 0.66% 0.42% 1.78% 1.60% - - - 2007 60% 30% 10% Aetos Long/Short Strategies Fund Aetos Multi - Strategy Arbitrage Fund Aetos Distressed Investment Strategies Fund GEOGRAPHIC EXPOSURE (as of June 30, 2026) 3 HISTORICAL EXPOSURES (quarterly over past 5 years) STRATEGY ALLOCATIONS (as of August 1, 2026) 3 AETOS FUND ALLOCATIONS ( as of August 1, 2026) 2 North America 69% Europe 16% Japan/Asia 7% Emerging/ Other 8% 10.0% 4.4% 7.5% 18.1% 8.0% 52.0% Distressed Credit / Convertible Arbitrage Fixed Income Arbitrage Event Driven Directional Equity Equity Hedged 200% 180% 160% 140% 120% 100% 80% 60% 40% 20% 0% Long Short Net

PROFILE SHEET JULY 2026 875 Third Avenue, 22 nd Floor, New York, New York 10022 2500 Sand Hill Road, Suite 100, Menlo Park, California 94025  212.201.2500  AetosClientRelations@aetos.com AETOS AT - A - GLANCE Founded 2001 Leadership Anne Casscells Co - President & Chief Investment Officer Michael Klein Co - President & Chief Risk Officer Locations New York, New York Menlo Park, California PORTFOLIO HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers 2 : 28 # of Strategies: 6 Beta to Market Indices 1,3 US Aggregate Bond Index: 0.14 MSCI ACWI: 0.21 Geography Global AETOS FUND INFORMATION Aetos SEC - Registered 1940 Act Commingled Hedge Fund of Funds ▪ Long/Short Strategies Fund ▪ Multi - Strategy Arbitrage Fund ▪ Distressed Investment Strategies Fund HISTORICAL PERFORMANCE (since inception) 1 $3,300 $2,800 $2,300 $1,800 $1,300 $800 Aetos Balanced Portfolio HFRI Fund of Funds Composite Index PERFORMANCE AND STATISTICS (since inception through July 31, 2026) 1 Inception 10 Year 5 Year 3 Year 1 Year Annualized Returns 4.87% 5.64% 5.75% 7.87% 6.95% Portfolio 4.35% 5.63% 5.59% 9.60% 13.43% HFRI FOF: Composite Index 3.28% 1.35% - 0.40% 3.73% 2.71% US Aggregate Bond Index 9.52% 12.32% 10.85% 18.30% 22.11% MSCI ACWI Inception 10 Year 5 Year 3 Year - Volatility (Standard Deviation) 4.25% 4.40% 3.16% 2.84% - Portfolio 5.08% 5.13% 4.39% 4.34% - HFRI FOF: Composite Index 4.21% 5.07% 6.38% 5.63% - US Aggregate Bond Index 15.38% 14.71% 15.07% 12.63% - MSCI ACWI Inception 10 Year 5 Year 3 Year - Sharpe Ratios 0.75 0.75 0.67 1.21 - Portfolio 0.52 0.64 0.45 1.19 - HFRI FOF: Composite Index 0.38 - 0.20 - 0.63 - 0.13 - US Aggregate Bond Index 0.51 0.68 0.48 1.10 - MSCI ACWI Aetos Balanced Portfolio 1 Data as of July 31 , 2026 . The Aetos Balanced Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program . The Portfolio consists of investments in the Aetos Funds — including the Aetos Long/Short Strategies Fund, Aetos Multi - Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and the Aetos Capital Market Neutral Strategies Fund when included in the Portfolio) — weighted in accordance with allocations determined by Aetos and in effect during the periods shown . The Portfolio returns are of the model only and do not represent the returns of any specific client account . An actual client investing in accordance with the Aetos Balanced Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client’s allocations to the Aetos Funds away from those of the Portfolio . In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio . Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision . The performance figures shown are net of assumed investment advisory and performance fees of 0 . 75 % of assets annually and 5 % of profits above the three - month Treasury bill return, respectively, subject to a high - water mark . Certain clients investing in accordance with the model may have a different fee arrangement . To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly . The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change . The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser . Returns would have been lower without such waivers and reimbursements . Past performance does not guarantee future results . Investing in hedge funds involves substantial risks, including the risk of loss of invested capital . Please see Notes and Disclosures section for important additional information . 2 Reflects number of managers in the Aetos Balanced Portfolio as of August 1 , 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms . In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e . g . , due to side pockets, etc . ), only those funds with balances that represent material allocations in the portfolio are included . 3 Reflects beta since the Aetos Balanced Portfolio’s inception of September 1 , 2002 through July 31 , 2026 . FIRM OVERVIEW Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients . Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients . Hedge fund solutions are offered primarily through 1 ) customized separate accounts and 2 ) commingled fund portfolios invested in strategy - specific Aetos 1940 Act SEC - registered funds . PORTFOLIO OVERVIEW The Aetos Balanced Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy - specific Aetos SEC - registered 1940 Act Commingled Hedge Funds of Funds : 1 ) Aetos Long/Short Strategies Fund, 2 ) Aetos Multi - Strategy Arbitrage Fund and 3 ) Aetos Distressed Investment Strategies Fund . The Portfolio is designed to provide institutional investors with attractive risk - adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy .

JULY 2026 | PROFILE SHEET | 8 Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 3.39% - - - - - - 0.16% 0.79% 1.38% 2.62% - 1.69% 0.00% 0.47% 2026 8.18% 1.05% 0.41% 0.78% 0.44% 0.72% 0.75% 0.98% 1.52% - 0.02% - 0.95% 0.40% 1.83% 2025 9.16% - 0.07% 1.54% 0.29% 0.03% 0.94% 0.97% 0.43% 1.00% 0.03% 1.11% 1.14% 1.40% 2024 7.52% 1.20% 1.72% - 0.30% - 0.28% 0.46% 0.59% 0.93% 0.31% 0.88% - 0.30% 0.15% 1.93% 2023 - 0.57% 0.96% 1.25% 0.99% - 1.46% 0.58% 1.39% - 1.99% - 0.77% - 0.24% 0.29% - 0.56% - 0.94% 2022 6.17% 0.91% - 1.52% 0.82% 0.40% 0.76% - 0.06% 0.08% 0.59% 1.84% 1.14% 2.47% - 1.37% 2021 6.61% 2.60% 3.46% - 0.16% 0.09% 1.86% 1.42% 1.57% 1.77% 3.61% - 8.37% - 1.33% 0.48% 2020 8.16% 0.95% 1.09% 0.60% - 0.46% - 0.23% 0.69% 1.02% - 0.65% 1.39% 0.57% 1.06% 1.88% 2019 - 1.36% - 1.17% - 0.63% - 1.97% 0.34% 0.21% 0.69% 0.17% 0.69% 0.24% - 0.50% - 0.56% 1.17% 2018 7.02% 0.45% - 0.01% 0.61% 0.30% 0.41% 0.61% 0.22% 0.83% 0.70% 0.53% 0.71% 1.45% 2017 2.62% 0.82% 0.09% 0.24% 0.70% 0.73% 1.31% - 0.75% 1.50% 0.88% 0.57% - 1.11% - 2.33% 2016 - 0.23% - 0.27% - 0.08% 0.99% - 1.46% - 1.15% 0.40% - 0.98% 0.94% 0.23% 0.36% 1.09% - 0.26% 2015 4.06% 0.38% 0.77% - 0.23% 0.17% 0.38% - 0.60% 0.86% 1.09% - 0.38% - 0.18% 1.64% 0.12% 2014 10.63% 0.78% 1.10% 1.17% 0.93% - 0.15% 0.85% - 0.44% 1.07% 0.87% 1.39% 0.73% 1.88% 2013 7.91% 0.80% 0.59% 0.24% 0.71% 0.70% 0.84% 0.32% - 0.75% 0.30% 0.79% 1.35% 1.75% 2012 - 1.88% - 0.01% - 0.72% 1.46% - 2.02% - 2.34% - 0.19% - 0.61% - 0.20% 1.03% 0.14% 0.82% 0.83% 2011 7.26% 1.21% 0.03% 1.14% 1.64% 0.40% 1.00% - 0.51% - 2.20% 1.10% 2.02% 0.60% 0.66% 2010 14.27% 0.96% 1.58% 0.55% 2.32% 1.54% 2.18% 1.63% 2.98% - 0.34% - 0.25% - 0.11% 0.44% 2009 - 16.19% - 1.07% - 2.56% - 5.33% - 6.91% - 0.44% - 0.69% - 0.39% 1.76% 0.58% - 1.49% 1.09% - 1.73% 2008 5.74% 0.52% - 0.11% 1.45% 0.93% - 1.34% - 2.10% 0.30% 1.63% 1.37% 1.13% 0.35% 1.53% 2007 9.17% 1.28% 1.32% 0.74% 0.28% 0.46% 0.52% 0.45% - 0.38% 0.92% 0.91% 0.50% 1.84% 2006 6.23% 1.29% 0.44% - 0.75% 0.75% 0.38% 0.99% 0.72% 0.66% - 0.34% 0.26% 1.21% 0.46% 2005 4.55% 0.87% 1.45% 0.28% 0.51% 0.03% - 0.23% 0.30% - 0.17% - 0.71% - 0.03% 0.61% 1.58% 2004 10.87% 0.92% 1.05% 1.09% 1.10% 0.63% - 0.20% 1.10% 1.98% 1.43% 0.31% 0.19% 0.79% 2003 1.39% 1.10% 0.55% 0.16% - 0.42% - - - - - - - - 2002 STRATEGY ALLOCATIONS (as of August 1, 2026) 3 AETOS FUND ALLOCATIONS ( as of August 1, 2026) 2 AETOS BALANCED PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 40% 50% 10% Aetos Long/Short Strategies Fund Aetos Multi - Strategy Arbitrage Fund Aetos Distressed Investment Strategies Fund GEOGRAPHIC EXPOSURE (as of June 30, 2026) 3 HISTORICAL EXPOSURES (quarterly over past 5 years) 10.0% 7.3% 12.5% 30.2% 5.3% 34.7% Distressed Credit / Convertible Arbitrage Fixed Income Arbitrage Event Driven Directional Equity Equity Hedged North America 73% Europe 15% Japan/Asia 5% Emerging/ Other 7% 0% 50% 100% 150% 200% 250% Long Short Net 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Balanced Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.

JULY 2026 | PROFILE SHEET | 9 NOTES AND DISCLOSURES Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital . These risks remain substantial, notwithstanding the risk management practices Aetos employs in selecting and monitoring investments . Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage . Prospective investors should obtain independent advice with respect to the investment, financial, legal, tax, accounting, regulatory and other aspects of an investment in the strategies offered by Aetos . For a more complete description of the risks associated with an investment with Aetos, please see Part 2 of Form ADV of Aetos Alternatives Management, LP, which is available upon request from your Aetos contact and on the SEC website . Aetos Alternatives Management is an SEC - registered investment adviser and serves as investment adviser to SEC - registered 1940 Act funds . Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof . Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing . A free copy of the prospectus containing this and other information may be obtained by calling 212 - 201 - 2500 . Please read the prospectus carefully before investing . Indices have been provided by Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index . The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein . The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos ; rather they are provided to allow for comparisons to the performance of well - known and widely recognized indices . The index data shown may include returns that are preliminary and estimated and are subject to change . ▪ Bloomberg US Aggregate Bond Index : Index designed to broadly measure the performance of the investment grade, US dollar - denominated, fixed - rate taxable bond market . The Bloomberg US Aggregate Bond Index includes Treasury securities, government - related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year . ▪ HFRI Fund of Funds Composite Index : Index that includes fund of funds that invest with multiple managers through funds or managed accounts . Fund of funds design diversified portfolios of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager . ▪ MSCI ACWI : Index designed to measure developed and emerging market equity performance . The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices . AETOS CONTACT INFORMATION Doris Schnitzer Director, Head of Client Relations 875 Third Avenue, 22 nd Floor New York, NY 10022  212.201.2549  dschnitzer@aetos.com TERMS $1 million Minimum Investment Monthly Subscription Frequency Quarterly with 90 days’ notice after 1 year lock - up period Redemption Frequency Onshore and offshore vehicles Fund Structures PricewaterhouseCoopers LLP Auditor HedgeServ Limited Administrator Sidley Austin LLP (onshore), Maples and Calder LLP (offshore) Legal Counsel JP Morgan Chase Bank Custodian AETOS COMMINGLED OFFERINGS